Accounts Receivable - Retainages on Contracts (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Retainages expected to be collected within one year	$ 58,431	$ 17,896
Retainages expected to be collected after one year	127,193	155,061
Total retainages	$ 185,624	$ 172,957